Quarterly Holdings Report
for
Fidelity® SAI U.S. Value Index Fund
October 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
USV-NPRT1-1224
1.9885514.106
Common Stocks - 99.7%
	Shares	Value ($)
BERMUDA - 0.2%
Financials - 0.2%
Insurance - 0.2%
RenaissanceRe Holdings Ltd	31,260	8,202,624
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	43,044	3,997,927
SWITZERLAND - 0.6%
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
TE Connectivity PLC	181,517	26,759,236
UNITED STATES - 98.9%
Communication Services - 11.1%
Diversified Telecommunication Services - 4.5%
AT&T Inc	4,250,456	95,805,278
Verizon Communications Inc	2,495,120	105,119,406
		200,924,684
Entertainment - 2.6%
Walt Disney Co/The	1,080,618	103,955,452
Warner Bros Discovery Inc (b)	1,319,312	10,726,006
		114,681,458
Interactive Media & Services - 0.4%
Alphabet Inc Class A	113,234	19,375,470
Ziff Davis Inc (b)	27,415	1,268,492
		20,643,962
Media - 3.6%
Charter Communications Inc Class A (b)	58,044	19,015,795
Comcast Corp Class A	2,320,127	101,319,946
Fox Corp Class A	208,334	8,750,028
Interpublic Group of Cos Inc/The	224,314	6,594,832
Liberty Broadband Corp Class C (b)	76,108	6,151,049
Nexstar Media Group Inc	18,536	3,260,853
Omnicom Group Inc	115,951	11,711,051
Paramount Global Class B (c)	305,474	3,341,886
TEGNA Inc	100,801	1,656,159
		161,801,599
TOTAL COMMUNICATION SERVICES		498,051,703

Consumer Discretionary - 5.6%
Automobile Components - 0.4%
Aptiv PLC (b)	161,055	9,152,756
BorgWarner Inc	135,410	4,553,838
Lear Corp	33,751	3,231,996
		16,938,590
Automobiles - 1.4%
Ford Motor Co	2,323,776	23,911,655
General Motors Co	676,250	34,326,450
Harley-Davidson Inc	72,746	2,324,235
		60,562,340
Broadline Retail - 0.7%
Amazon.com Inc (b)	45,124	8,411,114
eBay Inc	299,848	17,244,259
Kohl's Corp	65,915	1,218,109
Macy's Inc	163,533	2,508,596
		29,382,078
Distributors - 0.1%
LKQ Corp	157,361	5,789,311
Hotels, Restaurants & Leisure - 0.6%
Carnival Corp (b)	598,271	13,161,962
Expedia Group Inc Class A (b)	75,163	11,748,729
		24,910,691
Household Durables - 1.9%
DR Horton Inc	175,685	29,690,765
Lennar Corp Class A	152,036	25,891,731
Mohawk Industries Inc (b)	31,503	4,229,908
PulteGroup Inc	124,644	16,145,137
Toll Brothers Inc	61,612	9,022,461
		84,980,002
Leisure Products - 0.0%
Mattel Inc (b)	204,509	4,167,892
Specialty Retail - 0.1%
Academy Sports & Outdoors Inc	43,856	2,230,516
Bath & Body Works Inc	132,930	3,772,554
		6,003,070
Textiles, Apparel & Luxury Goods - 0.4%
Crocs Inc (b)	36,077	3,889,822
PVH Corp	33,645	3,312,686
Skechers USA Inc Class A (b)	78,686	4,836,042
Tapestry Inc	135,669	6,437,494
		18,476,044
TOTAL CONSUMER DISCRETIONARY		251,210,018

Consumer Staples - 5.0%
Beverages - 0.1%
Molson Coors Beverage Co Class B	108,069	5,886,518
Consumer Staples Distribution & Retail - 2.1%
Albertsons Cos Inc	239,589	4,336,561
Dollar General Corp	130,002	10,405,360
Dollar Tree Inc (b)	122,484	7,917,366
Kroger Co/The	396,863	22,133,050
Target Corp	274,218	41,143,669
Walgreens Boots Alliance Inc	425,570	4,025,892
		89,961,898
Food Products - 1.6%
Archer-Daniels-Midland Co	293,071	16,180,450
Bunge Global SA	83,653	7,028,525
Conagra Brands Inc	282,614	8,178,849
Darling Ingredients Inc (b)	94,962	3,713,963
Ingredion Inc	39,016	5,179,764
JM Smucker Co	63,103	7,162,822
Kraft Heinz Co/The	467,819	15,653,224
Tyson Foods Inc Class A	169,228	9,915,069
		73,012,666
Tobacco - 1.2%
Altria Group Inc	1,018,401	55,462,118
TOTAL CONSUMER STAPLES		224,323,200

Energy - 12.7%
Energy Equipment & Services - 0.4%
Halliburton Co	524,159	14,540,171
NOV Inc	235,078	3,646,059
		18,186,230
Oil, Gas & Consumable Fuels - 12.3%
APA Corp	213,991	5,050,188
Chevron Corp	1,015,985	151,198,888
Chord Energy Corp	36,957	4,623,321
Civitas Resources Inc	54,728	2,670,179
ConocoPhillips (c)	693,261	75,939,810
Coterra Energy Inc	440,424	10,534,942
Devon Energy Corp	374,287	14,477,421
Diamondback Energy Inc	105,703	18,685,119
EOG Resources Inc	340,666	41,547,625
Exxon Mobil Corp	1,019,986	119,113,965
HF Sinclair Corp	89,080	3,439,379
Marathon Oil Corp	333,499	9,237,922
Marathon Petroleum Corp	208,829	30,378,355
Matador Resources Co	68,969	3,593,975
Murphy Oil Corp	86,146	2,711,876
Occidental Petroleum Corp	394,049	19,745,795
Ovintiv Inc	146,788	5,754,090
PBF Energy Inc Class A	62,715	1,788,632
Permian Resources Corp Class A	305,249	4,160,544
SM Energy Co	68,369	2,869,447
Valero Energy Corp	193,798	25,147,228
		552,668,701
TOTAL ENERGY		570,854,931

Financials - 24.5%
Banks - 17.0%
Bank of America Corp	3,962,642	165,717,688
Bank OZK	62,698	2,743,038
Citigroup Inc	1,130,544	72,547,008
Citizens Financial Group Inc	269,371	11,345,907
East West Bancorp Inc	82,242	8,017,773
First Citizens BancShares Inc/NC Class A	7,051	13,660,255
First Horizon Corp	325,018	5,632,562
Huntington Bancshares Inc/OH	858,369	13,381,973
JPMorgan Chase & Co	890,861	197,699,874
M&T Bank Corp	98,883	19,250,542
Old National Bancorp/IN	187,678	3,614,678
PNC Financial Services Group Inc/The	231,798	43,640,609
Regions Financial Corp	542,266	12,943,889
US Bancorp	924,789	44,676,557
Valley National Bancorp	254,202	2,407,293
Webster Financial Corp	101,920	5,279,456
Wells Fargo & Co	2,066,530	134,159,128
		756,718,230
Capital Markets - 0.5%
Affiliated Managers Group Inc	18,938	3,672,078
Franklin Resources Inc	178,223	3,701,692
State Street Corp	178,495	16,564,336
		23,938,106
Consumer Finance - 1.4%
Ally Financial Inc	162,598	5,699,060
Capital One Financial Corp	226,381	36,852,563
OneMain Holdings Inc	71,206	3,536,802
SLM Corp	130,583	2,876,743
Synchrony Financial	237,734	13,108,653
		62,073,821
Financial Services - 0.7%
Corebridge Financial Inc	137,715	4,375,206
Essent Group Ltd	63,399	3,804,573
Global Payments Inc	151,202	15,681,159
MGIC Investment Corp	158,441	3,967,363
Voya Financial Inc	59,849	4,805,875
		32,634,176
Insurance - 4.8%
American International Group Inc	393,321	29,845,197
Arch Capital Group Ltd	221,727	21,853,413
Assured Guaranty Ltd	30,727	2,564,475
Axis Capital Holdings Ltd	45,788	3,583,369
Chubb Ltd	240,747	67,996,584
Everest Group Ltd	25,710	9,142,733
Globe Life Inc	49,903	5,269,757
Hartford Financial Services Group Inc/The	175,373	19,368,194
Lincoln National Corp	101,051	3,511,522
Loews Corp	107,344	8,475,882
Markel Group Inc (b)	7,699	11,871,935
Prudential Financial Inc	212,739	26,056,273
Unum Group	105,802	6,790,372
		216,329,706
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Rithm Capital Corp	287,343	3,042,962
TOTAL FINANCIALS		1,094,737,001

Health Care - 13.0%
Biotechnology - 2.0%
Biogen Inc (b)	86,262	15,009,588
Gilead Sciences Inc	738,480	65,591,794
United Therapeutics Corp (b)	26,362	9,858,597
		90,459,979
Health Care Equipment & Supplies - 2.2%
Baxter International Inc	301,608	10,767,406
Medtronic PLC	774,121	69,090,299
Solventum Corp	82,117	5,960,052
Zimmer Biomet Holdings Inc	121,836	13,026,705
		98,844,462
Health Care Providers & Services - 4.7%
Centene Corp (b)	316,241	19,689,165
Cigna Group/The	168,379	53,007,393
CVS Health Corp	744,037	42,008,329
Elevance Health Inc	137,758	55,896,686
Humana Inc	71,418	18,413,703
Tenet Healthcare Corp (b)	58,056	8,999,841
Universal Health Services Inc Class B	35,468	7,246,467
		205,261,584
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co	1,201,545	67,010,165
Jazz Pharmaceuticals PLC (b)	37,467	4,122,494
Organon & Co	152,844	2,870,410
Perrigo Co PLC	81,019	2,076,517
Pfizer Inc	3,358,814	95,054,436
Royalty Pharma PLC Class A	230,506	6,223,662
Viatris Inc	703,825	8,164,370
		185,522,054
TOTAL HEALTH CARE		580,088,079

Industrials - 3.4%
Air Freight & Logistics - 0.8%
FedEx Corp	134,187	36,747,110
Building Products - 0.2%
Owens Corning	51,260	9,062,255
Electrical Equipment - 0.0%
Atkore Inc	21,651	1,856,790
Machinery - 1.3%
AGCO Corp	36,809	3,675,011
CNH Industrial NV Class A	541,627	6,082,471
Oshkosh Corp	38,870	3,974,069
PACCAR Inc	310,700	32,399,796
Snap-on Inc	31,197	10,299,066
		56,430,413
Passenger Airlines - 0.9%
Alaska Air Group Inc (b)	75,416	3,613,180
Delta Air Lines Inc	382,455	21,884,075
United Airlines Holdings Inc (b)	194,826	15,247,083
		40,744,338
Professional Services - 0.1%
Clarivate PLC (b)(c)	258,149	1,703,783
Concentrix Corp	27,847	1,183,776
		2,887,559
Trading Companies & Distributors - 0.1%
Wesco International Inc	25,979	4,987,189
TOTAL INDUSTRIALS		152,715,654

Information Technology - 19.5%
Communications Equipment - 2.9%
Cisco Systems Inc	2,400,277	131,463,171
Electronic Equipment, Instruments & Components - 0.4%
Arrow Electronics Inc (b)	31,636	3,754,243
Jabil Inc	71,313	8,777,917
TD SYNNEX Corp	46,188	5,327,786
		17,859,946
IT Services - 0.9%
Akamai Technologies Inc (b)	90,088	9,106,095
Amdocs Ltd	69,483	6,096,786
Cognizant Technology Solutions Corp Class A	294,686	21,980,629
DXC Technology Co (b)	106,333	2,111,773
		39,295,283
Semiconductors & Semiconductor Equipment - 7.6%
Intel Corp	2,523,273	54,300,835
Micron Technology Inc	456,149	45,455,248
NVIDIA Corp	1,001,069	132,901,921
ON Semiconductor Corp (b)	255,012	17,975,796
QUALCOMM Inc	491,712	80,035,962
Skyworks Solutions Inc	94,890	8,310,466
		338,980,228
Software - 3.3%
Gen Digital Inc	325,815	9,484,475
Microsoft Corp	310,309	126,094,062
Zoom Video Communications Inc Class A (b)	154,451	11,543,668
		147,122,205
Technology Hardware, Storage & Peripherals - 4.4%
Apple Inc	631,623	142,689,952
Dell Technologies Inc Class C	158,012	19,535,024
Hewlett Packard Enterprise Co	770,345	15,014,024
HP Inc	511,618	18,172,671
		195,411,671
TOTAL INFORMATION TECHNOLOGY		870,132,504

Materials - 3.4%
Chemicals - 1.8%
Celanese Corp	59,374	7,479,343
CF Industries Holdings Inc	108,083	8,887,665
Corteva Inc	413,178	25,170,804
Dow Inc	416,913	20,587,164
LyondellBasell Industries NV Class A1	152,373	13,233,595
Mosaic Co/The	191,013	5,111,508
		80,470,079
Containers & Packaging - 0.4%
Berry Global Group Inc	67,991	4,789,966
International Paper Co	205,504	11,413,692
Sonoco Products Co	58,396	3,066,958
		19,270,616
Metals & Mining - 1.2%
Cleveland-Cliffs Inc (b)(c)	282,589	3,668,004
Commercial Metals Co	68,769	3,699,772
Nucor Corp	142,121	20,158,443
Reliance Inc	33,979	9,729,547
Steel Dynamics Inc	87,453	11,412,617
United States Steel Corp	132,969	5,165,846
		53,834,229
TOTAL MATERIALS		153,574,924

Real Estate - 0.4%
Specialized REITs - 0.4%
VICI Properties Inc	618,601	19,646,768
Utilities - 0.3%
Electric Utilities - 0.2%
NRG Energy Inc	123,396	11,154,998
Gas Utilities - 0.1%
UGI Corp	124,584	2,978,803
TOTAL UTILITIES		14,133,801

TOTAL UNITED STATES		4,429,468,583
TOTAL COMMON STOCKS (Cost $4,082,381,790)		4,468,428,370

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/21/2024 (f) (Cost $599,325)	5.08	601,000	599,460

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.87	6,020,561	6,021,765
Fidelity Securities Lending Cash Central Fund (g)(h)	4.87	6,319,315	6,319,947
TOTAL MONEY MARKET FUNDS (Cost $12,341,712)			12,341,712

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,095,322,827)	4,481,369,542
NET OTHER ASSETS (LIABILITIES) - 0.0% (d)	(679,112)
NET ASSETS - 100.0%	4,480,690,430

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	43	Dec 2024	12,337,775	(63,554)	(63,554)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $73,726 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $599,460.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	16,466,792	128,125,904	138,570,931	100,975	-	-	6,021,765	0.0%
Fidelity Securities Lending Cash Central Fund	18,187,221	24,376,524	36,243,798	2,119	-	-	6,319,947	0.0%
Total	34,654,013	152,502,428	174,814,729	103,094	-	-	12,341,712

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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